Fair value re-measurement of share subscription agreement and warrants granted to Gilead	12 Months Ended
Dec. 31, 2021
Fair value re-measurement of share subscription agreement and warrants granted to Gilead
Fair value re-measurement of share subscription agreement and warrants granted to Gilead

9. Fair value re-measurement of share subscription agreement and warrants granted to Gilead

Total fair value re-measurement for the years ended December 31, 2021, 2020 and 2019, can be split up as follows:

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Fair value re-measurement of the share subscription agreement	€—	€—	€(142,350)
Fair value re-measurement of warrant A	—	—	(35,642)
Fair value re-measurement of initial warrant B	2,960	3,034	(3,653)
Total fair value re-measurement of share subscription agreement and warrants	€2,960	€3,034	€(181,644)

Fair value re-measurement of the Gilead share subscription agreement
(Euro, in thousands)
Fair value of financial asset at signing date	€85,601
Change in fair value recorded in profit or loss	(142,350)
Fair value of financial liability at closing date	(56,749)
Derecognition at closing date	56,749
Fair value on December 31, 2019	€—

Fair value re-measurement of the financial instrument related to the issuance of warrant A
(Euro, in thousands)
Fair value of financial liability at warrant approval date	€(43,311)
Change in fair value recorded in profit or loss	(35,642)
Derecognition at warrant A exercise date	78,953
Fair value on December 31, 2019	€—

Fair value re-measurement of the financial instrument related to the issuance of initial warrant B	2021	2020	2019

	(Euro, in thousands)
Fair value of financial liability at January 1,	€(3,164)	€(6,198)
Fair value of financial liability at warrant approval date			€(2,545)
Change in fair value recorded in profit or loss	2,960	3,034	(3,653)
Fair value on December 31,	€(204)	€(3,164)	€(6,198)